NJEDA BONDS (Details 6) (USD $)	Mar. 31, 2013	Mar. 31, 2012
2014	$ 915,000
2015	195,000
2016	210,000
2017	220,000
2018	85,000
Thereafter	1,760,000
Refinanced NJEDA Bonds	$ 3,385,000	$ 3,385,000